AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 86.3%
Common Stocks — 86.1%
Aerospace & Defense — 2.7%
BAE Systems PLC (United Kingdom)	431,055	$2,673,511
BWX Technologies, Inc.	114,032	6,421,142
General Dynamics Corp.	94,909	13,138,253
Hexcel Corp.	27,320	916,586
Lockheed Martin Corp.	37,387	14,329,689
Northrop Grumman Corp.	41,168	12,988,092
Thales SA (France)	10,460	787,145
		51,254,418
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	62,175	5,628,081
Forward Air Corp.	5,950	341,411
		5,969,492
Auto Components — 0.2%
Cooper Tire & Rubber Co.(a)	35,670	1,130,739
Gentherm, Inc.*	30,510	1,247,859
Toyo Tire Corp. (Japan)	56,900	923,409
		3,302,007
Automobiles — 0.1%
Isuzu Motors Ltd. (Japan)	256,100	2,239,821
Banks — 3.6%
1st Source Corp.	20,760	640,238
Atlantic Union Bankshares Corp.	39,600	846,252
Banc of California, Inc.(a)	107,680	1,089,722
Bank of America Corp.	640,528	15,430,320
Bank of Nova Scotia (The) (Canada)(a)	76,389	3,173,624
BNP Paribas SA (France)*	22,339	809,771
Citizens Financial Group, Inc.	142,428	3,600,580
DNB ASA (Norway)*	160,309	2,211,670
First Citizens BancShares, Inc. (Class A Stock)	4,037	1,286,915
First Midwest Bancorp, Inc.	68,030	733,363
First Republic Bank	35,067	3,824,407
Great Western Bancorp, Inc.	41,840	520,908
Hancock Whitney Corp.	48,560	913,414
ICICI Bank Ltd. (India)*	179,686	871,689
ICICI Bank Ltd. (India), ADR*	12,079	118,737
International Bancshares Corp.	43,991	1,146,405
JPMorgan Chase & Co.	105,123	10,120,191
M&T Bank Corp.	62,962	5,798,171
Mitsubishi UFJ Financial Group, Inc. (Japan)	937,100	3,706,283
PNC Financial Services Group, Inc. (The)	44,984	4,944,191
Royal Bank of Canada (Canada)	36,632	2,571,984
Standard Chartered PLC (United Kingdom)*	361,105	1,658,697
Synovus Financial Corp.	48,268	1,021,834
Webster Financial Corp.	29,635	782,660
		67,822,026
	Shares	Value
Common Stocks (continued)
Beverages — 3.2%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,781	$2,456,624
C&C Group PLC (Ireland)*	309,859	784,810
Coca-Cola Co. (The)	415,150	20,495,956
Constellation Brands, Inc. (Class A Stock)	23,895	4,528,342
Diageo PLC (United Kingdom)	471,159	16,161,748
PepsiCo, Inc.	124,160	17,208,576
		61,636,056
Biotechnology — 0.1%
Argenx SE (Netherlands), ADR*	2,986	783,885
Ascendis Pharma A/S (Denmark), ADR*	5,958	919,438
		1,703,323
Building Products — 1.0%
American Woodmark Corp.*	22,410	1,760,082
Cie de Saint-Gobain (France)*	58,887	2,476,315
Lennox International, Inc.	32,925	8,975,684
Trane Technologies PLC	42,317	5,130,936
Tyman PLC (United Kingdom)*	496,388	1,424,941
		19,767,958
Capital Markets — 1.7%
Ares Management Corp. (Class A Stock)	91,649	3,704,453
B3 SA - Brasil Bolsa Balcao (Brazil)	58,100	570,251
BlackRock, Inc.	12,947	7,296,282
Blackstone Group, Inc. (The) (Class A Stock)	29,405	1,534,941
Charles Schwab Corp. (The)	164,879	5,973,566
Moody’s Corp.	11,438	3,315,304
Solar Capital Ltd.(a)	41,547	658,520
TD Ameritrade Holding Corp.	105,190	4,118,189
UBS Group AG (Switzerland)	467,452	5,211,033
		32,382,539
Chemicals — 2.6%
Celanese Corp.	123,789	13,301,128
Ecolab, Inc.	51,647	10,321,137
Element Solutions, Inc.*	128,890	1,354,634
Ingevity Corp.*	8,440	417,274
Linde PLC (United Kingdom)	60,642	14,440,679
Orion Engineered Carbons SA (Germany)	105,700	1,322,307
Sherwin-Williams Co. (The)	10,269	7,154,823
Stepan Co.	10,750	1,171,750
Victrex PLC (United Kingdom)	17,189	403,986
		49,887,718
Commercial Services & Supplies — 2.1%
ACCO Brands Corp.	177,125	1,027,325
Babcock International Group PLC (United Kingdom)	233,578	754,449
BrightView Holdings, Inc.*	87,314	995,380
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Churchill Capital Corp. III (Class A Stock)*(a)	189,600	$1,943,400
Cintas Corp.	35,005	11,650,714
Clean Harbors, Inc.*	43,255	2,423,578
Copart, Inc.*	142,562	14,991,820
UniFirst Corp.	3,820	723,393
Waste Connections, Inc.	45,240	4,695,912
		39,205,971
Communications Equipment — 1.5%
Accton Technology Corp. (Taiwan)	318,000	2,458,029
Cisco Systems, Inc.	428,006	16,859,156
Motorola Solutions, Inc.	64,156	10,060,303
		29,377,488
Construction & Engineering — 0.4%
Primoris Services Corp.	79,300	1,430,572
Valmont Industries, Inc.	12,040	1,495,127
Vinci SA (France)	67,004	5,608,974
		8,534,673
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	122,944	852,327
CRH PLC (Ireland)	45,538	1,636,624
		2,488,951
Consumer Finance — 1.2%
American Express Co.	179,960	18,040,990
Credit Acceptance Corp.*(a)	15,652	5,300,393
		23,341,383
Containers & Packaging — 0.9%
Ball Corp.	82,869	6,888,071
CCL Industries, Inc. (Canada) (Class B Stock)	38,780	1,495,224
Sealed Air Corp.	51,320	1,991,729
Smurfit Kappa Group PLC (Ireland)	31,717	1,243,299
Vidrala SA (Spain)	47,695	5,215,328
		16,833,651
Diversified Consumer Services — 0.2%
Chegg, Inc.*	51,704	3,693,734
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	29,737	6,332,197
Cerved Group SpA (Italy)*	523,877	3,751,799
		10,083,996
Diversified Telecommunication Services — 0.7%
Cellnex Telecom SA (Spain), 144A*	66,003	4,017,988
Hellenic Telecommunications Organization SA (Greece)	232,457	3,344,400
Koninklijke KPN NV (Netherlands)	1,076,761	2,532,860
Verizon Communications, Inc.	72,993	4,342,354
		14,237,602
	Shares	Value
Common Stocks (continued)
Electric Utilities — 1.0%
Avangrid, Inc.	52,150	$2,631,489
Edison International	43,910	2,232,384
Exelon Corp.	369,189	13,202,199
Portland General Electric Co.	24,500	869,750
		18,935,822
Electrical Equipment — 1.1%
Eaton Corp. PLC	96,905	9,887,217
Emerson Electric Co.	41,421	2,715,975
Schneider Electric SE (France)	55,715	6,905,348
Thermon Group Holdings, Inc.*	67,224	754,925
		20,263,465
Electronic Equipment, Instruments & Components — 1.3%
Belden, Inc.	49,425	1,538,106
Coherent, Inc.*	10,420	1,155,890
Corning, Inc.	319,952	10,369,644
CTS Corp.(a)	50,500	1,112,515
Hon Hai Precision Industry Co. Ltd. (Taiwan)	212,000	569,800
Rogers Corp.*	3,680	360,861
TE Connectivity Ltd.	93,512	9,139,863
		24,246,679
Energy Equipment & Services — 0.1%
Bristow Group, Inc.*	10,023	212,989
SEACOR Holdings, Inc.*	32,410	942,483
		1,155,472
Entertainment — 0.0%
Nexon Co. Ltd. (Japan)	35,000	872,411
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexander & Baldwin, Inc.	91,520	1,025,939
Alexandria Real Estate Equities, Inc.	22,359	3,577,440
American Tower Corp.	57,535	13,907,936
Boston Properties, Inc.	19,914	1,599,094
Brandywine Realty Trust	126,300	1,305,942
Corporate Office Properties Trust	66,650	1,580,938
Crown Castle International Corp.	50,613	8,427,064
Goodman Group (Australia)	159,425	2,062,096
Hibernia REIT PLC (Ireland)	526,715	617,265
Lexington Realty Trust	88,210	921,795
Link REIT (Hong Kong)	97,001	793,972
Medical Properties Trust, Inc.	590,170	10,404,697
Physicians Realty Trust	106,840	1,913,504
Piedmont Office Realty Trust, Inc. (Class A Stock)	34,600	469,522
PotlatchDeltic Corp.	34,830	1,466,343
Public Storage	50,053	11,147,804
RPT Realty	176,370	959,453
Segro PLC (United Kingdom)	231,200	2,781,480
		64,962,284
Food & Staples Retailing — 0.2%
Performance Food Group Co.*	98,948	3,425,580
Food Products — 1.8%
Archer-Daniels-Midland Co.	340,101	15,811,295

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Cranswick PLC (United Kingdom)	141,024	$6,619,115
Kellogg Co.	46,236	2,986,383
Nestle SA (Switzerland)	13,803	1,638,918
Nomad Foods Ltd. (United Kingdom)*(a)	208,985	5,324,938
Post Holdings, Inc.*	12,180	1,047,480
		33,428,129
Gas Utilities — 0.7%
ENN Energy Holdings Ltd. (China)	54,700	601,437
New Jersey Resources Corp.	33,970	917,869
Rubis SCA (France)	121,709	4,885,491
Spire, Inc.	14,955	795,606
UGI Corp.	204,099	6,731,185
		13,931,588
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc.*	14,764	4,833,143
Baxter International, Inc.	120,338	9,677,582
Becton, Dickinson & Co.	17,277	4,020,012
Danaher Corp.	79,862	17,196,684
Hologic, Inc.*	91,952	6,112,049
Insulet Corp.*	20,762	4,912,082
Koninklijke Philips NV (Netherlands)*	24,558	1,155,744
Lantheus Holdings, Inc.*	77,430	981,038
Medtronic PLC	333,634	34,671,244
Natus Medical, Inc.*	18,360	314,507
Nipro Corp. (Japan)	55,500	647,187
Smith & Nephew PLC (United Kingdom)	185,766	3,627,714
Tandem Diabetes Care, Inc.*	34,394	3,903,719
		92,052,705
Health Care Providers & Services — 2.6%
AMN Healthcare Services, Inc.*	7,880	460,665
HCA Healthcare, Inc.	33,412	4,165,808
Humana, Inc.	11,809	4,887,627
Laboratory Corp. of America Holdings*	17,202	3,238,621
UnitedHealth Group, Inc.	115,172	35,907,174
		48,659,895
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	152,264	1,239,429
Hotels, Restaurants & Leisure — 3.3%
Accor SA (France)*	12,689	356,431
Aramark	69,880	1,848,326
Choice Hotels International, Inc.	75,454	6,486,026
Compass Group PLC (United Kingdom)	320,107	4,811,309
DraftKings, Inc. (Class A Stock)*(a)	37,113	2,183,729
Elior Group SA (France), 144A	157,918	732,513
McDonald’s Corp.	142,136	31,197,431
Penn National Gaming, Inc.*	46,418	3,374,589
Sands China Ltd. (Macau)	871,097	3,392,056
Sushiro Global Holdings Ltd. (Japan)	92,700	2,348,257
Wyndham Hotels & Resorts, Inc.	24,500	1,237,250
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum China Holdings, Inc. (China) (NYSE)	78,738	$4,169,177
Yum China Holdings, Inc. (China) (XHKG)*	14,100	724,098
		62,861,192
Household Durables — 1.0%
Glenveagh Properties PLC (Ireland), 144A*	123,295	100,991
Helen of Troy Ltd.*	5,350	1,035,332
Lennar Corp. (Class A Stock)	47,414	3,872,775
NVR, Inc.*	2,789	11,387,822
TRI Pointe Group, Inc.*	96,430	1,749,240
		18,146,160
Household Products — 1.6%
Colgate-Palmolive Co.	247,711	19,110,903
Procter & Gamble Co. (The)	59,521	8,272,824
Spectrum Brands Holdings, Inc.	40,825	2,333,557
		29,717,284
Independent Power & Renewable Electricity Producers — 0.0%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	784,200	492,517
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	75,840	12,484,022
Nava Bharat Ventures Ltd. (India)	415,083	322,601
Rheinmetall AG (Germany)	13,639	1,226,315
		14,032,938
Insurance — 6.8%
AIA Group Ltd. (Hong Kong)	1,031,492	10,225,409
Alleghany Corp.	6,796	3,536,978
Argo Group International Holdings Ltd.	10,020	344,989
Arthur J. Gallagher & Co.	42,487	4,485,777
Assured Guaranty Ltd.	33,715	724,198
AXA SA (France)	161,684	2,981,359
Beazley PLC (United Kingdom)	101,951	402,778
Chubb Ltd.	215,695	25,046,503
Enstar Group Ltd.*	26,569	4,290,894
Globe Life, Inc.	58,625	4,684,138
Intact Financial Corp. (Canada)	163,433	17,500,114
Kemper Corp.	26,850	1,794,386
Markel Corp.*	9,897	9,636,709
Marsh & McLennan Cos., Inc.	94,862	10,880,671
MetLife, Inc.	273,329	10,159,639
Progressive Corp. (The)	115,843	10,966,857
Reinsurance Group of America, Inc.	14,150	1,346,939
RenaissanceRe Holdings Ltd. (Bermuda)	19,933	3,383,427
Tokio Marine Holdings, Inc. (Japan)	66,500	2,905,044
White Mountains Insurance Group Ltd.	5,852	4,558,708
		129,855,517
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	2,984	4,373,350
Match Group, Inc.*	34,496	3,816,982

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Snap, Inc. (Class A Stock)*(a)	85,561	$2,233,998
Tencent Holdings Ltd. (China)	96,208	6,486,900
Yandex NV (Russia) (Class A Stock)*(a)	20,000	1,305,000
		18,216,230
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	82,717	2,980,308
Alibaba Group Holding Ltd. (China), ADR*	23,730	6,976,145
Amazon.com, Inc.*	2,000	6,297,460
Booking Holdings, Inc.*	1,423	2,434,298
Trip.com Group Ltd. (China), ADR*	43,921	1,367,700
		20,055,911
IT Services — 4.3%
Accenture PLC (Class A Stock)	43,652	9,864,916
Black Knight, Inc.*	78,482	6,831,858
Edenred (France)	116,730	5,242,828
ExlService Holdings, Inc.*	10,750	709,178
Fidelity National Information Services, Inc.	86,702	12,763,401
FleetCor Technologies, Inc.*	19,762	4,705,332
Global Payments, Inc.	26,112	4,636,969
GoDaddy, Inc. (Class A Stock)*	59,049	4,485,953
Leidos Holdings, Inc.	34,996	3,119,893
Nexi SpA (Italy), 144A*	216,760	4,351,883
PayPal Holdings, Inc.*	18,262	3,598,162
Science Applications International Corp.	53,363	4,184,726
Square, Inc. (Class A Stock)*	24,631	4,003,769
Visa, Inc. (Class A Stock)(a)	35,804	7,159,726
WNS Holdings Ltd. (India), ADR*	20,220	1,293,271
Worldline SA (France), 144A*	58,553	4,800,552
		81,752,417
Leisure Products — 0.2%
Polaris, Inc.	32,909	3,104,635
Life Sciences Tools & Services — 0.2%
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class H Stock), 144A*	7,400	105,651
Thermo Fisher Scientific, Inc.	6,932	3,060,617
		3,166,268
Machinery — 3.3%
Albany International Corp. (Class A Stock)	15,025	743,888
Alfa Laval AB (Sweden)*	127,857	2,825,714
Alstom SA (France)*	21,755	1,083,798
Deere & Co.	41,999	9,308,238
ESCO Technologies, Inc.	8,260	665,426
FANUC Corp. (Japan)	10,700	2,061,096
Fortive Corp.	231,942	17,676,300
IDEX Corp.	49,975	9,115,940
Ingersoll Rand, Inc.*	141,488	5,036,973
Luxfer Holdings PLC (United Kingdom)	92,015	1,154,788
Mueller Industries, Inc.	66,710	1,805,173
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
NGK Insulators Ltd. (Japan)	58,800	$835,338
PACCAR, Inc.	80,934	6,902,051
THK Co. Ltd. (Japan)	24,700	620,667
TriMas Corp.*	94,750	2,160,300
		61,995,690
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS*	1,341,663	4,894,197
Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	4,456	2,782,059
Comcast Corp. (Class A Stock)	419,014	19,383,587
WPP PLC (United Kingdom)	98,489	774,037
		22,939,683
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	30,233	728,631
Barrick Gold Corp. (Canada)	29,651	832,824
Vale SA (Brazil), ADR	175,251	1,854,156
		3,415,611
Multiline Retail — 0.3%
Dollarama, Inc. (Canada)	102,682	3,935,931
Marui Group Co. Ltd. (Japan)	74,060	1,420,411
		5,356,342
Multi-Utilities — 0.9%
E.ON SE (Germany)	154,866	1,707,430
Engie SA (France)*	77,978	1,042,581
National Grid PLC (United Kingdom)	205,331	2,357,054
RWE AG (Germany)	34,355	1,284,721
Sempra Energy	91,183	10,792,420
		17,184,206
Oil, Gas & Consumable Fuels — 1.0%
ConocoPhillips	170,548	5,600,796
Dorian LPG Ltd.*	68,446	548,252
Enbridge, Inc. (Canada)	111,878	3,268,412
Galp Energia SGPS SA (Portugal)	217,759	2,016,091
Kosmos Energy Ltd. (Ghana)(a)	306,690	299,207
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	138,450	715,787
Scorpio Tankers, Inc. (Monaco)(a)	21,901	242,444
TC Energy Corp. (Canada)	85,240	3,578,473
TOTAL SE (France)	76,064	2,595,187
		18,864,649
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	16,160	476,882
Mondi PLC (United Kingdom)	41,948	883,635
Neenah, Inc.	31,080	1,164,567
		2,525,084
Pharmaceuticals — 4.1%
AstraZeneca PLC (United Kingdom)	34,744	3,793,493

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	55,572	$3,045,346
CSPC Pharmaceutical Group Ltd. (China)	707,574	1,386,456
Eisai Co. Ltd. (Japan)	9,200	838,132
Johnson & Johnson	229,456	34,161,409
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	75,500	550,549
Merck & Co., Inc.	35,346	2,931,951
Novartis AG (Switzerland)	162,401	14,078,703
Pfizer, Inc.	435,162	15,970,445
Roche Holding AG (Switzerland)	5,622	1,925,789
		78,682,273
Professional Services — 0.6%
Bureau Veritas SA (France)*	168,384	3,784,171
CBIZ, Inc.*	40,340	922,576
CoStar Group, Inc.*	2,083	1,767,446
Forrester Research, Inc.*	28,190	924,350
Huron Consulting Group, Inc.*	40,410	1,589,325
ICF International, Inc.	18,080	1,112,463
Wolters Kluwer NV (Netherlands)	13,364	1,140,249
		11,240,580
Real Estate Management & Development — 0.7%
China Overseas Land & Investment Ltd. (China)	579,100	1,462,566
Deutsche Wohnen SE (Germany)	58,159	2,907,860
Mitsubishi Estate Co. Ltd. (Japan)	54,900	827,506
Nexity SA (France)	79,578	2,425,410
Tricon Residential, Inc. (Canada)(a)	634,341	5,259,378
		12,882,720
Road & Rail — 2.9%
AMERCO	13,908	4,950,970
Canadian National Railway Co. (Canada)	223,585	23,811,790
Localiza Rent a Car SA (Brazil)	131,625	1,331,274
Saia, Inc.*	8,980	1,132,737
Union Pacific Corp.	120,429	23,708,857
		54,935,628
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	121,097	6,270,403
Marvell Technology Group Ltd.	107,580	4,270,926
MediaTek, Inc. (Taiwan)	219,900	4,653,879
Onto Innovation, Inc.*	62,011	1,846,688
Realtek Semiconductor Corp. (Taiwan)	151,053	1,940,597
SK Hynix, Inc. (South Korea)	20,646	1,479,700
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	252,000	3,807,142
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	19,137	1,551,437
Texas Instruments, Inc.	23,179	3,309,729
		29,130,501
	Shares	Value
Common Stocks (continued)
Software — 1.6%
CDK Global, Inc.	40,470	$1,764,087
Constellation Software, Inc. (Canada)	10,384	11,538,792
Descartes Systems Group, Inc. (The) (Canada)*	5,245	298,774
Microsoft Corp.	67,435	14,183,603
Workday, Inc. (Class A Stock)*(a)	14,067	3,026,234
		30,811,490
Specialty Retail — 2.0%
CarMax, Inc.*(a)	60,891	5,596,492
Five Below, Inc.*	33,658	4,274,566
Home Depot, Inc. (The)	9,487	2,634,635
Industria de Diseno Textil SA (Spain)	46,198	1,286,284
Monro, Inc.(a)	18,510	750,951
TJX Cos., Inc. (The)	404,776	22,525,784
Via Varejo S/A (Brazil)*	173,400	536,327
		37,605,039
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	40,093	4,643,170
Samsung Electronics Co. Ltd. (South Korea)	15,086	750,026
		5,393,196
Textiles, Apparel & Luxury Goods — 2.0%
ANTA Sports Products Ltd. (China)	68,000	712,238
Kontoor Brands, Inc.(a)	55,840	1,351,328
NIKE, Inc. (Class B Stock)	179,556	22,541,460
VF Corp.	187,688	13,185,082
		37,790,108
Thrifts & Mortgage Finance — 0.0%
Northwest Bancshares, Inc.	98,670	907,764
Tobacco — 1.1%
Philip Morris International, Inc.	232,824	17,459,472
Swedish Match AB (Sweden)	50,874	4,157,538
		21,617,010
Trading Companies & Distributors — 1.2%
Brenntag AG (Germany)	187,543	11,909,200
Fastenal Co.	101,234	4,564,641
Ferguson PLC	25,245	2,544,161
GATX Corp.(a)	20,160	1,285,200
Triton International Ltd. (Bermuda)	69,822	2,839,661
		23,142,863
Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,941,199	4,688,763
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	86,200	2,173,391
SK Telecom Co. Ltd. (South Korea)	4,559	928,629
		3,102,020

Total Common Stocks (cost $1,489,701,736)		1,637,442,752

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stock — 0.2%
Automobiles
Volkswagen AG (Germany) (PRFC)*	22,541	$3,620,247
(cost $3,473,333)

Total Long-Term Investments (cost $1,493,175,069)		1,641,062,999
Short-Term Investments — 15.8%
Affiliated Mutual Fund — 2.3%
PGIM Institutional Money Market Fund (cost $44,570,489; includes $44,561,500 of cash collateral for securities on loan)(b)(w)	44,577,636	44,568,720
Unaffiliated Fund — 11.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	218,998,691	218,998,691
(cost $218,998,691)
Options Purchased*~ — 2.0%
(cost $36,710,727)		37,753,950

Total Short-Term Investments (cost $300,279,907)		301,321,361

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.1% (cost $1,793,454,976)		1,942,384,360

Options Written*~ — (1.1)%
(premiums received $21,304,675)	(21,077,632)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.0% (cost $1,772,150,301)	1,921,306,728

Liabilities in excess of other assets(z) — (1.0)%	(18,967,893)

Net Assets — 100.0%	$1,902,338,835

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,212,806; cash collateral of $44,561,500 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	12/18/20	$3,100.00		1,674		167	$14,798,160
S&P 500 Index	Put	03/19/21	$3,150.00		1,430		143	22,955,790
Total Options Purchased (cost $36,710,727)								$37,753,950
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	12/18/20	$2,775.00		1,674		167	$(6,098,382)
S&P 500 Index	Put	03/19/21	$2,875.00		1,430		143	(14,979,250)
Total Options Written (premiums received $21,304,675)								$(21,077,632)
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,141	Mini MSCI Emerging Markets Index	Dec. 2020	$62,098,925	$533,817
1,043	Russell 2000 E-Mini Index	Dec. 2020	78,454,460	(788,051)
319	S&P 500 E-Mini Index	Dec. 2020	53,464,400	(455,872)
344	S&P/TSX 60 Index	Dec. 2020	49,679,847	25,903
				$(684,203)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 12/16/20	Deutsche Bank AG	JPY	3,710,700	$35,072,770	$35,222,324	$149,554	$—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	4,230,100	39,877,801	40,152,519	274,718	—
				$74,950,571	$75,374,843	424,272	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 12/16/20	BNP Paribas S.A.	CAD	52,900	$40,498,804	$39,742,087	$756,717	$—
						$1,180,989	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7